Equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Equity	Equity
23.1 Equity accounts
The capital stock of FEMSA is comprised of 2,161,177,770 BD units and 1,417,048,500 B units. As of December 31, 2024 and December 31, 2023, the common stock of FEMSA was comprised of 17,891,131,350 common shares, without par value and with no foreign ownership restrictions. Fixed capital stock amounts to Ps. 300 (nominal value) and the variable capital may not exceed 10 times the minimum fixed capital stock amount.
The characteristics of the common shares are as follows:
•Series “B” shares, with unlimited voting rights, which at all times must represent a minimum of 51% of total capital stock;
•Series “L” shares, with limited voting rights, which may represent up to 25% of total capital stock; and
•Series “D” shares, with limited voting rights, which individually or jointly with series “L” shares may represent up to 49% of total capital stock.
The Series “D” shares are comprised as follows:
•Subseries “D-L” shares may represent up to 25% of the series “D” shares;
•Subseries “D-B” shares may comprise the remainder of outstanding series “D” shares; and
•The non-cumulative premium dividend to be paid to series “D” shareholders will be 125% of any dividend paid to series “B” shareholders.
The Series “B” and “D” shares are linked together in related units as follows:
•“B units” each of which represents five series “B” shares, and which are traded on the BMV; and
•“BD units” each of which represents one series “B” share, two subseries “D-B” shares and two subseries “D-L” shares, and which are traded both on the BMV and the NYSE.
As of December 31, 2024, FEMSA’s capital stock (including Treasury shares) is comprised as follows:

	“B” Units	“BD” Units	Total
Units	1,417,048,500	2,161,177,770	3,578,226,270
Shares:
Series “B”	7,085,242,500	2,161,177,770	9,246,420,270
Series “D”	—	8,644,711,080	8,644,711,080
Subseries “D-B”	—	4,322,355,540	4,322,355,540
Subseries “D-L”	—	4,322,355,540	4,322,355,540
Total shares	7,085,242,500	10,805,888,850	17,891,131,350

As of December 31, 2023, FEMSA’s capital stock (including Treasury shares) is comprised as follows:

	“B” Units	“BD” Units	Total
Units	1,417,048,500	2,161,177,770	3,578,226,270
Shares:
Series “B”	7,085,242,500	2,161,177,770	9,246,420,270
Series “D”	—	8,644,711,080	8,644,711,080
Subseries “D-B”	—	4,322,355,540	4,322,355,540
Subseries “D-L”	—	4,322,355,540	4,322,355,540
Total shares	7,085,242,500	10,805,888,850	17,891,131,350

The net income of the Company is subject to the legal requirement that 5% thereof be transferred to a legal reserve until such reserve equals 20% of common stock at nominal value. This reserve may not be distributed to shareholders during the existence of the Company, except as a stock dividend. As of December 31, 2024 and December 31, 2023, this reserve amounted to Ps. 596 and accordingly, has reached 20% of the capital stock.
Retained earnings and other reserves distributed as dividends, as well as the effects derived from capital reductions, are subject to income tax at the rate in effect at the date of distribution, except when capital reductions come from restated shareholder contributions (Cuenta de Capital de Aportación “CUCA”) and when the distributions of dividends come from net taxable income, denominated Cuenta de Utilidad Fiscal Neta (“CUFIN”).
Dividends paid in excess of CUFIN are subject to income tax at a grossed-up rate based on the current statutory rate. Since 2003, this tax may be credited against the income tax of the year in which the dividends are paid, and in the following two years against the income tax and estimated tax payments. The sum of the individual CUFIN balances of FEMSA and its subsidiaries as of December 31, 2024 amounted to Ps. 383,998. Under Mexican income tax law, dividends distributed to its stockholders who are individuals and foreign residents are subject to a 10% withholding tax, which will be paid in Mexico. The foregoing will not be applicable when distributed dividends arise from the accumulated CUFIN balances as of December 31, 2013.
At an ordinary shareholders’ meeting of FEMSA held on April 8, 2022, the shareholders approved a dividend of Ps. 11,358 that was paid 50% on May 5, 2022, and the other 50% on November 7, 2022; and a reserve for share repurchase of a maximum of Ps. 17,000. As of December 31, 2022, the Company has not repurchased shares. Treasury shares from share-based payment bonus plan are disclosed in Note 18.
At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 28, 2022, the shareholders approved a dividend of Ps. 11,407 that was paid 50% on May 3, 2022 and other 50% on November 3, 2022. The corresponding payment to the non-controlling interest was Ps. 6,021.
At an ordinary shareholders’ meeting of FEMSA held on March 31, 2023, the shareholders approved a dividend of Ps.12,247 that was paid 50% on May 8, 2023, and the other 50% on November 7, 2023; and a reserve for share repurchase of a maximum of Ps. 17,000. During 2023, the Company started its Share Repurchase Program, reacquiring 48,128,863 BD Units which are held as Treasury shares. The Company expects to maintain these shares in the Treasury for one year and subsequently cancel them. Treasury shares from the share-based payment bonus plan are disclosed in Note 18.
At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 27, 2023, the shareholders approved a dividend of Ps. 12,185 that was paid 50% on May 3, 2023, and the other 50% on November 3, 2023. The corresponding payment to the non-controlling interest was Ps. 6,431.
At an ordinary shareholders’ meeting of FEMSA held on March 22, 2024, the shareholders approved a dividend of Ps.14,697 that was paid 25% on April 18, 2024, 25% on July 18, 2024, 25% on October 17, 2024 and the other 25% on January 16, 2025; and a reserve for share repurchase of a maximum of Ps. 34,000. The shareholders approved an extraordinary dividend of Ps.10,294 that was paid 25% on April 18, 2024, 25% on July 18, 2024, 25% on October 17, 2024 and the other 25% on January 16, 2025; and a reserve for share repurchase of a maximum of Ps. 34,000. During 2024, the Company continued its Share Repurchase Program, reacquiring 48,128,863 BD Units which are held as Treasury shares. The Company expects to maintain these shares in the Treasury for one year and subsequently cancel them. Treasury shares from the share-based payment bonus plan are disclosed in Note 18.

At an ordinary shareholders’ meeting of Coca-Cola FEMSA held on March 19, 2024, the shareholders approved a dividend of Ps. 12,773 that was paid 25% on April 16, 2024, 25% on July 16, 2024, 25% on October 15, 2024 and the other 25% on December 9, 2024. The corresponding payment to the non-controlling interest was Ps. 6,741.

Share Repurchase Program Reconciliation:

Oct 31 2023	Shares outstanding	17,891,131,350
Dec 31 2023	Shares repurchased in Treasury	1,906,500
Jan 1 2024	Shares outstanding	17,889,224,850
Mar 31 2024	Shares repurchased in Treasury	61,716,970
Mar 31 2024	Shares outstanding	17,827,507,880
Jun 30 2024	Shares repurchased in Treasury	177,020,845
Jun 30 2024	Shares outstanding	17,650,487,035
Sep 30 2024	Shares repurchased in Treasury	270,362,300
Sep 30 2024	Shares outstanding	17,380,124,735
Dec 31 2024	Shares repurchased in Treasury	—
Dec 31 2024	Shares outstanding	17,380,124,735

The amount paid by the Company related to Share Repurchase Program was Ps.20,311 for the year ended December 31, 2024
For the years ended December 31, 2024, 2023 and 2022 the dividends declared and partially paid by the Company and Coca-Cola FEMSA were as follows:

	2024		2023		2022
FEMSA (1)	Ps.	14,697	Ps.	12,247	Ps.	11,358
Coca-Cola FEMSA (100% of dividend)		12,773		12,185		11,407
(1)Includes ordinary dividends. The total paid dividend amounted to Ps. 14,404 for ordinary dividends, reflecting the impact of share repurchases made throughout the year. As of December 31, 2024, 102,201,323 FEMSA UBD units (which represents 511 million shares) were held in treasury.

For the year ended December 31, 2024, the extraordinary dividends declared and partially paid by the Company and Coca-Cola FEMSA were as follows:

2024
FEMSA (1)	Ps.	10,294

(1)Includes extraordinary dividends. The total paid dividend amounted to Ps. 10,091 for extraordinary dividends, reflecting the impact of share repurchases made throughout the year.
For the years ended December 31, 2024, December 31, 2023 and 2022 the dividends declared and partially paid per share by the Company are as follows:

Series of Shares	2024		2023		2022
“B”	Ps.	0.73290	Ps.	0.61070	Ps.	0.56600
“D”		0.91610		0.76340		0.70850

For the year ended December 31, 2024, the extraordinary dividends declared and partially paid per share by the Company are as follows:

Series of Shares	2024
“B”	Ps.	0.51340
“D”		0.64170

23.2 Capital management
The Company manages its capital to ensure that its subsidiaries will be able to continue as going concerns while maximizing the return to shareholders through the optimization of its debt and equity balance to obtain the lowest cost of capital available. The Company manages its capital structure and adjusts it in light of changes in economic conditions. To maintain or adjust the capital structure, the Company may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2024, 2023 and 2022.
The Company is not subject to any externally imposed capital requirements, other than the legal reserve (see Note 23.1) and debt covenants (see Note 19).
The Company's Finance, Planning and the Corporate Practices Committees review the capital structure of the Company on a quarterly basis. As part of this review, the committee considers the cost of capital and the risks associated with each class of capital. In conjunction with this objective, the Company seeks to maintain the highest credit rating both national and international, currently rated as of December 31, 2024 AAA and BBB+ respectively, which requires it to have a debt to earnings before interest, taxes, depreciation and amortization (“EBITDA”) ratio lower than 2. As a result, before entering new business ventures, acquisitions or divestitures, management evaluates the optimal ratio of debt to EBITDA to maintain its credit rating.